Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally-accepted accounting principles (“GAAP”) and include the accounts of Aetna and the subsidiaries that we control. All significant intercompany balances have been eliminated in consolidation. The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there were no other items to disclose other than as disclosed in Notes 15, 16 and 18 beginning on pages 131, 135 and 137, respectively.

Reclassifications
Certain reclassifications were made to 2013 and 2014 financial information to conform with 2015 presentation.

New Accounting Standards
Accounting for Investments in Qualified Affordable Housing Projects
Effective January 1, 2015, we were permitted to make an accounting policy election to adopt new accounting guidance relating to the recognition of amortization of investments in qualified affordable housing projects. The guidance sets forth a new method of measurement, referred to as the proportional amortization method, under which income and expense items related to qualified affordable housing projects would be recorded in the income taxes line item. We did not make the accounting policy election to adopt this new accounting guidance.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity
Effective January 1, 2015, we adopted amended accounting guidance related to when an entity reports a discontinued operation in its financial position and operating results.  The guidance clarifies that a discontinued operation is required to be reported if the disposal represents a significant shift that has (or will have) a major effect on an entity’s operations and financial results when a component of an entity or a group of components of an entity are either classified as held for sale or are disposed of by sale.  The amendments also require additional disclosures about discontinued operations. We did not discontinue any operations during 2015.

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Effective January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. This guidance aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with other typical repurchase agreements, resulting in these transactions generally being accounted for as secured borrowings. The adoption of this new guidance had no impact on our financial position or operating results. The guidance also required additional disclosures about repurchase agreements and other similar transactions accounted for as secured borrowings, which we adopted effective April 1, 2015. Refer to Note 11 beginning on page 111 for additional information on these disclosures.

Balance Sheet Classification of Deferred Taxes
Effective December 31, 2015, we elected to early adopt new accounting guidance related to the classification of deferred income tax assets and liabilities on a prospective basis and did not adjust our 2014 balance sheet for this guidance. To simplify the presentation of deferred income taxes, the guidance requires that all deferred tax assets and liabilities be classified as noncurrent in our balance sheet. The adoption of this new guidance did not have any impact on our operating results.

Future Application of Accounting Standards
Revenue from Contracts with Customers
Effective January 1, 2018, we will adopt new accounting guidance related to revenue recognition from contracts with customers. This new guidance removes most industry-specific revenue recognition requirements (insurance contracts are not covered by this guidance) and requires that an entity recognize revenue for the transfer of goods or services to a customer at an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The new guidance also requires additional disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The new guidance allows an entity to adopt the standard either through a full retrospective approach or a modified retrospective approach with a cumulative effect adjustment to retained earnings. Early adoption of this new guidance is permitted as of January 1, 2017. We are still assessing the impact of this standard on our financial position and operating results in addition to evaluating the transition method we will use when we adopt this standard.

Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period
Effective January 1, 2016, we adopted new accounting guidance related to the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. This guidance clarifies that awards with these provisions should be treated as performance conditions that affect vesting, and do not impact the award’s estimated grant-date fair value. The adoption of this new guidance will not have an impact on our financial position or operating results.

Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern
Effective December 31, 2016, we will adopt amended accounting guidance related to management’s evaluation of whether there is substantial doubt about an entity’s ability to continue as a going concern and the related disclosures. The adoption of this new guidance will not have a material impact on our financial position or operating results.

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity
Effective January 1, 2016, we adopted amended accounting guidance related to the approach used in determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or equity. The adoption of this new guidance is not expected to have a material impact on our financial position or operating results.

Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items
Effective January 1, 2016, we adopted amended accounting guidance related to the presentation of extraordinary items. The amendment eliminates the concept of extraordinary items which represent events that are both unusual and infrequent. Presentation and disclosure of items that are unusual or infrequent will be retained, and will be expanded to include items that are both unusual and infrequent. The adoption of this new guidance is not expected to have a material impact on our financial position or operating results.

Amendments to the Consolidation Analysis
Effective January 1, 2016, adopted amended accounting guidance related to the evaluation of consolidation for certain legal entities. The amendment changes how a reporting entity assesses consolidation, including whether an entity is considered a variable interest entity, determination of the primary beneficiary and how related parties are considered in the analysis. We expect the adoption of this new guidance to require more of our other investments to be considered variable interest entities; however, it is not expected to have a material impact on our financial position or operating results.

Simplifying the Presentation of Debt Issuance Costs
Effective January 1, 2016, we adopted amended accounting guidance related to the financial statement presentation of all debt issuance costs, including those related to line-of-credit arrangements. The amendment requires debt issuance costs to be presented as a direct deduction from the carrying amount of our debt liability, consistent with the approach used for debt discounts. Entities also may make an accounting policy election to report debt issuance costs associated with line-of-credit arrangements as a direct deduction from the carrying amount of the debt liability or as an asset. Amortization of debt issuance costs will also be reported in the Statements of Income as interest expense, as opposed to general and administrative expenses. This new guidance must be applied on a full retrospective basis, with all prior periods restated for the new presentation. The adoption of this new guidance will require certain reclassifications in our financial statements and is not expected to have a material impact on our financial position or operating results.

Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement
Effective January 1, 2016, we adopted amended accounting guidance related to the evaluation of fees paid by a customer in a cloud computing arrangement. The amendment provides additional guidance that aids in determining whether a cloud computing arrangement contains a software license. Arrangements that do not contain a software license must be accounted for as a service contract. If a software license is included in the cloud computing arrangement, the license element must be accounted for consistent with the acquisition of a software license. The adoption of this new guidance is not expected to have a material impact on our financial position or operating results.

Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
Effective January 1, 2016, we adopted amended accounting guidance related to the presentation of investments in certain entities that calculate net asset value per share. The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. This new guidance is applicable to certain of our investments that reside in our separate accounts and employee benefit plans. The adoption of this new guidance will not have a material impact on our financial position or operating results.

Disclosures about Short-Duration Insurance Contracts
Effective December 31, 2016, we will adopt amended accounting guidance related to the disclosure of short-duration insurance contracts. The amendment requires insurance companies that issue short-duration contracts to include additional disclosures about those insurance liabilities, including disaggregation of certain disclosures, as appropriate. Early adoption of this new guidance is permitted. The adoption of this new guidance will not have a material impact on our financial position or operating results, however, the new guidance will require additional disclosure for our short-duration insurance liabilities that reside in our Health Care and Group Insurance segments.

Simplifying the Accounting for Measurement-Period Adjustments
Effective January 1, 2016, we adopted amended accounting guidance related to the recognition of adjustments to provisional amounts that are identified during the measurement period in a business combination. The amended guidance eliminates the requirement to retrospectively account for measurement-period adjustments as part of a business combination and permits them to be recognized in the period in which the adjustment was determined. The adoption of this new guidance is not expected to have a material impact on our financial position or operating results.

Recognition and Measurement of Financial Assets and Financial Liabilities
Effective January 1, 2018, we will adopt amended accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Under the amended guidance, all equity investments in unconsolidated entities will be measured at fair value with changes in fair value recognized in net income. A reporting entity may elect to report equity investments without a readily determinable fair value at cost. The new guidance also revises certain disclosures regarding financial assets and liabilities. The adoption of this new guidance is not expected to have a material impact on our financial position or operating results.

Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in these consolidated financial statements and notes. We consider the following accounting estimates critical in the preparation of the accompanying consolidated financial statements: health care costs payable, other insurance liabilities, recoverability of goodwill and other acquired intangible assets, measurement of defined benefit pension and other postretirement employee benefit plans, other-than-temporary impairment of debt securities, revenue recognition, accounting for certain provisions of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (as amended, collectively, “Health Care Reform” or the “ACA”) and allowance for estimated terminations and uncollectible accounts. We use information available to us at the time estimates are made; however, these estimates could change materially if different information or assumptions were used. Additionally, these estimates may not ultimately reflect the actual amounts of the final transactions that occur.

Cash and Cash Equivalents
Cash and cash equivalents include cash on-hand and debt securities with an original maturity of three months or less when purchased. The carrying value of cash equivalents approximates fair value due to the short-term maturity of these investments.

Investments
Debt and Equity Securities
Debt and equity securities consist primarily of U.S. Treasury and agency securities, mortgage-backed securities, corporate and foreign bonds and other debt and equity securities. Debt securities are classified as either current or long-term investments based on their contractual maturities unless we intend to sell an investment within the next twelve months, in which case it is classified as current on our balance sheets. We have classified our debt and equity securities as available for sale and carry them at fair value. Refer to Note 11 beginning on page 111 for additional information on how we estimate the fair value of these investments. The cost for mortgage-backed and other asset-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. We regularly review our debt and equity securities to determine whether a decline in fair value below the carrying value is other-than-temporary. When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time. If a decline in the fair value of a debt security is considered other-than-temporary, the cost basis or carrying value of the debt security is written down. The write-down is then bifurcated into its credit and non-credit related components. The amount of the credit-related component is included in our operating results, and the amount of the non-credit related component is included in other comprehensive income, unless we intend to sell the debt security or it is more likely than not that we will be required to sell the debt security prior to its anticipated recovery of its amortized cost basis. We do not accrue interest on debt securities when management believes the collection of interest is unlikely.

We lend certain debt and equity securities from our investment portfolio to other institutions for short periods of time using securities lending transactions and repurchase agreements. In connection with our securities lending program, we have exposure to interest rate risk on the changes in the value of our investments pledged as collateral as well as to credit risk of the borrowers. Under securities lending transactions, borrowers must post cash collateral in the amount of 102% to 105% of the fair value of the loaned securities, and the fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates. We review and approve all borrowers and assign a dollar limit on the amount each borrower can have outstanding. We also monitor our exposure to each borrower daily. Under securities lending transactions, the collateral is retained and invested by a lending agent according to our investment guidelines to generate additional income for us. We primarily utilize repurchase agreements for short-term borrowings to meet liquidity needs. Under repurchase agreements, we receive cash in an amount that approximates the fair value of our collateralized debt securities.

Mortgage Loans
We carry the value of our mortgage loan investments on our balance sheet at the unpaid principal balance, net of impairment reserves. A mortgage loan may be impaired when it is a problem loan (i.e., more than 60 days delinquent, in bankruptcy or in process of foreclosure), a potential problem loan (i.e., high probability of default) or a restructured loan. For impaired loans, a specific impairment reserve is established for the difference between the recorded investment in the loan and the estimated fair value of the collateral. We apply our loan impairment policy individually to all loans in our portfolio.

The impairment evaluation described above also considers characteristics and risk factors attributable to the aggregate portfolio.  We would establish an additional allowance for loan losses if it were probable that there would be a credit loss on a group of similar mortgage loans.  We consider the following characteristics and risk factors when evaluating if a credit loss is probable:  loan to value ratios, property type (e.g., office, retail, apartment, industrial), geographic location, vacancy rates and property condition. As a result of that evaluation, we determined that a credit loss was not probable and did not record any additional allowance for loan losses with respect to performing mortgage loans in 2015, 2014 or 2013.

We record full or partial charge-offs of loans at the time an event occurs affecting the legal status of the loan, typically at the time of foreclosure or upon a loan modification giving rise to forgiveness of debt. Interest income on an impaired loan is accrued to the extent we deem it collectible and the loan continues to perform under its original or restructured terms. Interest income on problem loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal. Mortgage loans with a maturity date or a committed prepayment date within twelve months are classified as current on our balance sheets.

Other Investments
Other investments consist primarily of the following:

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Alternative investments, which are comprised of private equity and hedge fund limited partnerships. We typically do not have a controlling ownership in our alternative investments, and therefore we apply the equity method of accounting for these investments.

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Investment real estate, which is carried on our balance sheets at depreciated cost, including capital additions, net of write-downs for other-than-temporary declines in fair value. Depreciation is calculated using the straight-line method based on the estimated useful life of each asset. If any of our real estate investments is considered held-for-sale, we carry it at the lower of its carrying value or fair value less estimated selling costs. We generally estimate fair value using a discounted future cash flow analysis in conjunction with comparable sales information. At the time of the sale, we record the difference between the sales price and the carrying value as a realized capital gain or loss.

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Privately-held equity securities, which are carried at cost on our balance sheets. We do not estimate the fair value of these securities if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. Additionally, as a member of the Federal Home Loan Bank of Boston (“FHLBB”), we are required to purchase and hold shares of the FHLBB. These shares are restricted and also carried at cost.

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Bank loans, which are carried on our balance sheets at amortized cost, net of any allowance for impairments. If any of our bank loans are considered held-for-sale, we carry those loans at the lower of cost or fair value.

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Derivatives, which we make limited use of in order to manage interest rate, foreign exchange and price risk and credit exposure. The derivatives we use consist primarily of interest rate swaps, treasury rate locks, forward contracts, futures contracts, warrants, put options, and credit default swaps. Derivatives are reflected at fair value on our balance sheets. When we enter into a derivative contract, if certain criteria are met, we may designate it as one of the following: a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment; a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability; or a foreign currency fair value or cash flow hedge.

Net Investment Income and Realized Capital Gains and Losses
Net investment income on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in our operating results.

Experience-rated products are products in the Large Case Pensions business where the contract holder, not us, assumes investment and other risks, subject to, among other things, minimum guarantees provided by us. The effect of investment performance on experience-rated products is allocated to contract holders’ accounts daily, based on the underlying investment experience and, therefore, does not impact our operating results (as long as our minimum guarantees are not triggered).

When we discontinued the sale of our fully-guaranteed Large Case Pensions products, we established a reserve for anticipated future losses from these discontinued products and segregated the related investments. Investment performance on this separate portfolio is ultimately credited/charged to the reserve and, generally, does not impact our operating results.

Net investment income supporting Large Case Pensions’ experience-rated and discontinued products is included in net investment income in our statements of income and is credited to contract holders’ accounts or the reserve for anticipated future losses through a charge to current and future benefits.

Realized capital gains and losses on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in our operating results. Realized capital gains and losses are determined on a specific identification basis. We reflect purchases and sales of debt and equity securities and alternative investments on the trade date. We reflect purchases and sales of mortgage loans and investment real estate on the closing date.

Realized capital gains and losses on investments supporting Large Case Pensions’ experience-rated and discontinued products are not included in realized capital gains and losses in our statements of income and instead are credited directly to contract holders’ accounts, in the case of experience-rated products, or allocated to the reserve for anticipated future losses, in the case of discontinued products. The contract holders’ accounts are reflected in policyholders’ funds, and the reserve for anticipated future losses is reflected in future policy benefits on our balance sheets.

Unrealized capital gains and losses on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in shareholders’ equity, net of tax, as a component of accumulated other comprehensive loss.

Unrealized capital gains and losses on investments supporting Large Case Pensions’ experience-rated products are credited directly to contract holders’ accounts, which are reflected in policyholders’ funds on our balance sheets. Net unrealized capital gains and losses on discontinued products are reflected in other long-term liabilities on our balance sheets.

Refer to Note 21 beginning on page 146 for additional information on our discontinued products.

Reinsurance
We utilize reinsurance agreements primarily to reduce our required capital and to facilitate the acquisition or disposition of certain insurance contracts. Ceded reinsurance agreements permit us to recover a portion of our losses from reinsurers, although they do not discharge our primary liability as the direct insurer of the risks reinsured. Failure of reinsurers to indemnify us could result in losses; however, we do not expect charges for unrecoverable reinsurance to have a material effect on our operating results or financial position. We evaluate the financial condition of our reinsurers and monitor concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of our reinsurers. At December 31, 2015, our reinsurance recoverables consisted primarily of amounts due from third parties that are rated consistent with companies that are considered to have the ability to meet their obligations.

We enter into agreements with other insurance companies under which we assume reinsurance, primarily related to our group life and health products. We do not transfer any portion of the financial risk associated with our Commercial HMO products to third parties, except in areas where we participate in state-mandated health insurance pools. We did not have material premiums ceded to or assumed from unrelated insurance companies in the three years ended December 31, 2015, 2014 or 2013.

Refer to “Reinsurance” on page 97 for information about Health Care Reform’s temporary three-year reinsurance program which expires at the end of 2016.

Goodwill
We have made acquisitions that included a significant amount of goodwill and other intangible assets. When we complete an acquisition, we apply the acquisition method of accounting, which among other things, requires the recognition of goodwill (which represents the excess cost of the acquisition over the fair value of net assets acquired and identified intangible assets).

We evaluate goodwill for impairment (at the reporting unit level) annually, or more frequently if circumstances indicate a possible impairment, by comparing an estimate of the fair value of the applicable reporting unit to its carrying value, including goodwill. If the carrying value exceeds fair value, we compare the implied fair value of the applicable goodwill to its carrying amount to measure the amount of goodwill impairment, if any. Impairments, if any, would be classified as an operating expense. The fair value of each reporting unit substantially exceeded its carrying value in each of the years in the three-year period ended December 31, 2015, and therefore there were no goodwill impairment losses recognized in any of those years.

Our annual impairment tests were based on an evaluation of future discounted cash flows. These evaluations utilized the best information available to us at the time, including supportable assumptions and projections we believe are reasonable. Collectively, these evaluations were our best estimates of projected future cash flows. Our discounted cash flow evaluations used discount rates that correspond to a weighted-average cost of capital consistent with a market-participant view. The discount rates are consistent with those used for investment decisions and take into account the operating plans and strategies of the Health Care and Group Insurance segments. Certain other key assumptions utilized, including changes in membership, revenue, health care costs, operating expenses, impacts of health care reform fees, assessments and taxes, and effective tax rates, are based on estimates consistent with those utilized in our annual planning process that we believe are reasonable. If we do not achieve our earnings objectives, the assumptions and estimates underlying these goodwill impairment evaluations could be adversely affected, and we may impair a portion of our goodwill, which would adversely affect our operating results in the period of impairment.

Property and Equipment and Other Acquired Intangible Assets
We report property and equipment and other acquired intangible assets at historical cost, net of accumulated depreciation or amortization. At December 31, 2015 and 2014, the historical cost of property and equipment was $761 million and $807 million, respectively, and the related accumulated depreciation was $131 million and $137 million, respectively. Refer to Note 7 beginning on page 102 for cost and accumulated amortization associated with other acquired intangibles. We calculate depreciation and amortization primarily using the straight-line method over the estimated useful lives of the respective assets ranging from three to forty years.

In connection with the acquisition of Genworth Financial, Inc.’s (“Genworth’s”) Medicare Supplement and related blocks of in-force business we recognized an asset for the valuation of business acquired (“VOBA”). VOBA represents the present value of the future profits embedded in the acquired businesses, and was determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. VOBA is amortized in proportion to estimated premiums arising from the acquired contracts over their expected life.

We regularly evaluate whether events or changes in circumstances indicate that the carrying value of property and equipment or other acquired intangible assets may not be recoverable. If we determine that the carrying value of an asset may not be recoverable, we group the asset with other assets and liabilities at the lowest level for which independent identifiable cash flows are available and estimate the future undiscounted cash flows expected to result from future use of the asset group and its eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset group, we recognize an impairment loss for the amount by which the carrying value of the asset group exceeds its fair value. There were no material impairment losses recognized in any of the three years ended December 31, 2015, 2014 or 2013.

Separate Accounts
Separate Accounts assets and liabilities in the Large Case Pensions business represent funds maintained to meet specific objectives of contract holders who bear the investment risk. These assets and liabilities are carried at fair value. Net investment income and net realized capital gains and losses accrue directly to such contract holders. The assets of each account are legally segregated and are not subject to claims arising from our other businesses. Deposits, withdrawals, net investment income and net realized and net unrealized capital gains and losses on Separate Accounts assets are not reflected in our statements of income or cash flows. Management fees charged to contract holders are included in fees and other revenue and recognized over the period earned.

Health Care and Other Insurance Liabilities
Health care costs payable
Health care costs payable consist principally of unpaid fee-for-service medical, dental and pharmacy claims, capitation costs and other amounts due to health care providers pursuant to risk-sharing arrangements related to Health Care’s Insured Commercial, Medicare and Medicaid products. Unpaid health care claims include our estimate of payments we will make on claims reported to us but not yet paid and for health care services rendered to members but not yet reported to us as of the balance sheet date (collectively, “IBNR”). Also included in these estimates is the cost of services that will continue to be rendered after the balance sheet date if we are obligated to pay for such services in accordance with contractual or regulatory requirements. Such estimates are developed using actuarial principles and assumptions which consider, among other things, historical and projected claim submission and processing patterns, assumed and historical medical cost trends, historical utilization of medical services, claim inventory levels, changes in membership and product mix, seasonality and other relevant factors. We reflect changes in these estimates in health care costs in our operating results in the period they are determined. Capitation costs represent contractual monthly fees paid to participating physicians and other medical providers for providing medical care, regardless of the medical services provided to the member. Approximately four percent of our health care costs related to capitated arrangements in 2015, and approximately five percent of our health care costs related to capitated arrangements in each of 2014 and 2013. Amounts due under risk-sharing arrangements are based on the terms of the underlying contracts with the providers and consider claims experience under the contracts through the balance sheet date.

Future policy benefits
Future policy benefits consist primarily of reserves for limited payment pension and annuity contracts in the Large Case Pensions business and long-duration group life and long-term care insurance contracts in the Group Insurance business. Reserves for limited payment contracts are computed using actuarial principles that consider, among other things, assumptions reflecting anticipated mortality, retirement, expense and interest rate experience. Such assumptions generally vary by plan, year of issue and policy duration. Assumed interest rates on such contracts ranged from .8% to 11.3% in both 2015 and 2014. We periodically review mortality assumptions against both industry standards and our experience. Reserves for long-duration group life and long-term care contracts represent our estimate of the present value of future benefits to be paid to or on behalf of policyholders less the present value of future net premiums. Assumed interest rates on such contracts ranged from 2.5% to 8.8% in both 2015 and 2014. Our estimate of the present value of future benefits under such contracts is based upon mortality, morbidity and interest rate assumptions.

Unpaid claims
Unpaid claims consist primarily of reserves associated with certain short-duration group disability and term life insurance contracts in the Group Insurance business, including an estimate for IBNR as of the balance sheet date. Reserves associated with certain short-duration group disability and term life insurance contracts are based upon our estimate of the present value of future benefits, which is based on assumed investment yields and assumptions regarding mortality, morbidity and recoveries from the U.S. Social Security Administration. We develop our estimate of IBNR using actuarial principles and assumptions which consider, among other things, contractual requirements, claim incidence rates, claim recovery rates, seasonality and other relevant factors. We discount certain claim liabilities related to group long-term disability and life insurance waiver of premium contracts. The discounted unpaid claim liabilities were approximately $2.0 billion at both December 31, 2015 and 2014. The undiscounted value of these unpaid claim liabilities was approximately $2.7 billion at both December 31, 2015 and 2014. The discount rates generally reflect our expected investment returns for the investments supporting all incurral years of these liabilities and ranged from 3.5% to 6.0% in 2015 and 3.0% to 6.0% in 2014. The discount rates for retrospectively-rated contracts are set at contractually specified levels. Our estimates of unpaid claims are subject to change due to changes in the underlying experience of the insurance contracts, changes in investment yields or other factors, and these changes are recorded in current and future benefits in our statements of income in the period they are determined.

Policyholders’ funds
Policyholders’ funds consist primarily of reserves for pension and annuity investment contracts in the Large Case Pensions business and customer funds associated with group life and health contracts in the Health Care and Group Insurance businesses. Reserves for such contracts are equal to cumulative deposits less withdrawals and charges plus credited interest thereon, net of experience-rated adjustments. In 2015, interest rates for pension and annuity investment contracts ranged from 3.5% to 14.7%, and interest rates for group life and health contracts ranged from 0% to 2.7%. In 2014, interest rates for pension and annuity investment contracts ranged from 3.6% to 16.7%, and interest rates for group life and health contracts ranged from 0% to 2.8%. Reserves for contracts subject to experience rating reflect our rights as well as the rights of policyholders and plan participants.

We also hold funds for health savings accounts (“HSAs”) on behalf of members associated with high deductible health plans. These amounts are held to pay for qualified health care expenses incurred by these members. The HSA balances were approximately $1.5 billion and $1.3 billion at December 31, 2015 and 2014, respectively, and are reflected in other current assets with a corresponding liability in policyholder funds.

We review health care and other insurance liabilities periodically. We reflect any necessary adjustments during the current period in operating results. While the ultimate amount of claims and related expenses are dependent on future developments, it is management’s opinion that the liabilities that have been established are adequate to cover such costs. The health care and other insurance liabilities that are expected to be paid within twelve months are classified as current on our balance sheets.

Premium Deficiency Reserves
We evaluate our insurance contracts to determine if it is probable that a loss will be incurred. We recognize a premium deficiency loss when it is probable that expected future claims, including maintenance costs (for example, claim processing costs), will exceed existing reserves plus anticipated future premiums and reinsurance recoveries. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts. For purposes of determining premium deficiency losses, contracts are grouped in a manner consistent with our method of acquiring, servicing and measuring the profitability of such contracts. We did not have any premium deficiency reserves at December 31, 2015 or 2014.

Health Care Contract Acquisition Costs
Health care benefits products included in the Health Care segment are cancelable by either the customer or the member monthly upon written notice. Acquisition costs related to our prepaid health care and health indemnity contracts are generally expensed as incurred. At December 31, 2015 and 2014, the balance of our deferred acquisition costs was $305 million and $222 million, respectively, comprised primarily of commissions paid on our Medicare Supplement products. Deferred acquisition costs are amortized over the estimated life of the contracts.

Revenue Recognition and Allowance for Estimated Terminations and Uncollectible Accounts
Health care premiums are recognized as income in the month in which the enrollee is entitled to receive health care services. Health care premiums are reported net of an allowance for estimated terminations and uncollectible amounts. Additionally, premium revenue subject to the minimum MLR rebate requirements of Health Care Reform is recorded net of the estimated minimum MLR rebates for the current calendar year. Other premium revenue for group life, long-term care and disability products is recognized as income, net of allowances for termination and uncollectible accounts, over the term of the coverage. Other premium revenue for Large Case Pensions’ limited payment pension and annuity contracts is recognized as revenue in the period received. Premiums related to unexpired contractual coverage periods are reported as unearned premiums in our balance sheets.

The balance of the allowance for estimated terminations and uncollectible accounts on premiums receivable was $146 million and $141 million at December 31, 2015 and 2014, respectively, and is reflected as a reduction of premiums receivable in our balance sheets. The balance of the allowance for uncollectible accounts on other receivables was $20 million and $17 million at December 31, 2015 and 2014, respectively, and is reflected as a reduction of other receivables in our balance sheets.

Some of our contracts allow for premiums to be adjusted to reflect actual experience or the relative health status of members. Such adjustments are reasonably estimable at the outset of the contract, and adjustments to those estimates are made based on actual experience of the customer emerging under the contract and the terms of the underlying contract.

Fees and other revenue consists primarily of ASC fees which are received in exchange for performing certain claim processing and member services for health and disability members and are recognized as revenue over the period the service is provided. Fees and other revenue also includes fees related to our workers’ compensation administrative services products and services. Some of our contracts include guarantees with respect to certain functions, such as customer service response time, claim processing accuracy and claim processing turnaround time, as well as certain guarantees that a plan sponsor’s benefit claim experience will fall within a certain range. With any of these guarantees, we are financially at risk if the conditions of the arrangements are not met, although the maximum amount at risk is typically limited to a percentage of the fees otherwise payable to us by the customer involved. Each period we estimate our obligations under the terms of these guarantees and record it as an offset to our ASC fees.

In addition, fees and other revenue also include charges assessed against contract holders’ funds for contract fees, participant fees and asset charges related to pension and annuity products in the Large Case Pensions business. Other amounts received on pension and annuity investment-type contracts are reflected as deposits and are not recorded as revenue. Some of our Large Case Pension contract holders have the contractual right to purchase annuities with life contingencies using the funds they maintain on deposit with us. Since these products are considered an insurance contract, when the contract holder makes this election, we treat the accumulated investment balance as a single premium and reflect it as both premiums and current and future benefits in our statements of income.

Health Care Reform
We are participating in certain public health insurance exchanges established pursuant to Health Care Reform (“Public Exchanges”). Under regulations established by the U.S. Department of Health and Human Services (“HHS”), HHS pays us a portion of the premium (“Premium Subsidy”) and a portion of the health care costs (“Cost Sharing Subsidy”) for low-income individual Public Exchange members. In addition, HHS administers Health Care Reform’s Reinsurance, Risk Adjustment and Risk Corridor (the “3Rs”) risk management programs.

We recognize monthly premiums received from Public Exchange members and the Premium Subsidy as premium revenue ratably over the contract period. The Cost Sharing Subsidy offsets health care costs based on our estimate of the portion of claim costs incurred by our low income individual Public Exchange members that qualify for reimbursement by HHS. We record a liability or a receivable depending on whether qualifying health care costs incurred are less than or greater than the Cost Sharing Subsidy received to date.

Reinsurance
Health Care Reform established a temporary reinsurance program that expires at the end of 2016. Under this program, all issuers of major medical commercial insurance products and self-insured plan sponsors are required to contribute funding in amounts set by HHS. Funds collected will be utilized to reimburse issuers’ high claims costs incurred for qualified individual members. The expense related to this required funding is reflected in general and administrative expenses for all of our insurance products with the exception of products associated with qualified individual members; this expense for qualified individual members is reflected as a reduction of premium revenue. When annual claim costs incurred by our qualified individual members exceed a specified attachment point, we are entitled to certain reimbursements from this program. We record a receivable and offset health care costs to reflect our estimate of these recoveries.

Risk Adjustment
Health Care Reform established a permanent risk adjustment program to transfer funds from qualified individual and small group insurance plans with below average risk scores to plans with above average risk scores. Based on the risk of our qualified plan members relative to the average risk of members of other qualified plans in comparable markets, we estimate our ultimate risk adjustment receivable or payable for the current calendar year and reflect the pro-rata year-to-date impact as an adjustment to our premium revenue.

Risk Corridor
Health Care Reform established a temporary risk sharing program, which expires at the end of 2016, for qualified individual and small group insurance plans. Under this program we make (or receive) a payment to (or from) HHS based on the ratio of allowable costs to target costs (as defined by Health Care Reform). We record a risk corridor receivable or payable as an adjustment to premium revenue on a pro-rata year-to-date basis based on our estimate of the ultimate risk sharing amount for the current calendar year.

We expect to perform an annual final reconciliation and settlement with HHS of the Cost Sharing Subsidy and 3Rs in each subsequent year, except for the final reconciliation and settlement of the 2014 Cost Sharing Subsidy which is also expected to occur in 2016.

Refer to Note 9 beginning on page 109 for additional information related to the 3Rs.

Accounting for the Medicare Part D Prescription Drug Program Plans (“PDPs”)
We were selected by the Centers for Medicare & Medicaid Services (“CMS”) to be a national provider of PDPs in all 50 states to both individuals and employer groups in 2015, 2014 and 2013. Under these annual contracts, CMS pays us a portion of the premium, a portion of, or a capitated fee for, catastrophic drug costs and a portion of the health care costs for low-income Medicare beneficiaries and provides a risk-sharing arrangement to limit our exposure to unexpected expenses.

We recognize premiums received from, or on behalf of, members or CMS and capitated fees as premium revenue ratably over the contract period. We expense the cost of covered prescription drugs as incurred. Costs associated with low-income Medicare beneficiaries (deductible, coinsurance, etc.) and the catastrophic drug costs paid in advance by CMS are recorded as a liability and offset health care costs when incurred. For individual PDP coverage, the risk-sharing arrangement provides a risk corridor whereby the amount we received in premiums from members and CMS based on our annual bid is compared to our actual drug costs incurred during the contract year. Based on the risk corridor provision and PDP activity-to-date, an estimated risk-sharing receivable or payable is recorded on a quarterly basis as an adjustment to premium revenue. We perform a reconciliation of the final risk-sharing, low-income subsidy and catastrophic amounts after the end of each contract year.

Allocation of Operating Expenses
We allocate to the business segments centrally-incurred costs associated with specific internal goods or services provided to us, such as employee services, technology services and rent, based on a reasonable method for each specific cost (such as membership, usage, headcount, compensation or square footage occupied). Interest expense on third-party borrowings and the financing components of our pension and other post-retirement employee benefit plan expense are not allocated to the reporting segments, since they are not used as a basis for measuring the operating performance of the segments. Such amounts are reflected in Corporate Financing in our segment financial information. Refer to Note 20 beginning on page 143 for additional information.

Income Taxes
We are taxed at the statutory corporate income tax rates after adjusting income reported for financial statement purposes for certain items. We recognize deferred income tax assets and liabilities for the differences between the financial and income tax reporting basis of assets and liabilities based on enacted tax rates and laws. Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. Deferred income tax expense or benefit primarily reflects the net change in deferred income tax assets and liabilities during the year.

Our current income tax provision reflects the tax results of revenues and expenses currently taxable or deductible. Penalties and interest on our tax positions are classified as a component of our income tax provision.